PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES - Provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions recognized
Establishment of provisions	R$ 17,263,567	R$ 24,424,205
Principal
Provisions recognized
Establishment of provisions	4,231,929	6,150,499
Adjustment of interest paid
Provisions recognized
Establishment of provisions	24,475	39,902
Remuneration interest
Provisions recognized
Establishment of provisions	2,637,436	4,040,093
Default interest
Provisions recognized
Establishment of provisions	9,521,203	13,081,861
Attorney fees
Provisions recognized
Establishment of provisions	749,652	1,028,103
Other funds
Provisions recognized
Establishment of provisions	R$ 98,872	R$ 83,747